Warrants (Tables)	12 Months Ended
Aug. 31, 2025
Warrants
Schedule of common share purchase warrant

	#	$
Balance, August 31, 2023	82,650	2,922,853
Share-based compensation expense	-	33,091
Balance, August 31, 2024	82,650	2,955,944
Share-based compensation expense	-	146,870
Balance, August 31, 2025	82,650	3,102,814

Schedule of warrant liability

	#	$
Balance at August 31, 2023	-	-
Issuance of warrants	1,313	48,283
Issuance of warrants related to the convertible debt	50,000	56,701
Change in fair value of warrant liability		(63,769)
Fair Value of Warrants at August 31, 2024	51,313	41,520
Change in fair value of expiration of warrants relating to conversion debt	(50,000)	(23,873)
Issuance of warrants against S1	500,000	659,190
Conversion of warrants into shares	(336,266)	(674,914)
Change in fair value of warrants liability		632,410
Translation adjustment		(1,580)
Fair Value of Warrants at August 31, 2025	165,047	632,753

Schedule of estimate fair value of warrant
	August 31, 2025	August 31, 2024

Weighted average estimated fair value per common share	$2.63	0.45
Weighted average exercise price of the warrant	$3.20	2.85
Weighted average expected life of the warrant	4.67 years	0.85 years

Schedule of pre-funded warrant
	#	$
Pre-funded warrant issued November 13, 2024	64,200	780,769
Conversion of warrants into shares	64,200	780,769
Balance, August 31, 2025	-	-